As filed with the Securities and Exchange Commission on July 27, 2001
                                               Securities Act File No. 333-59745
                                        Investment Company Act File No. 811-8895
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933
                         Pre-Effective Amendment No.                         [ ]
                         Post-Effective Amendment No. 10                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940
                                Amendment No. 11                             [X]
                        (Check appropriate box or boxes)

                               PILGRIM FUNDS TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

        James M. Hennessy, Esq.                         With copies to:
      ING Pilgrim Investments, LLC                  Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                          Dechert
          Scottsdale, AZ 85258                       1775 Eye Street, N.W.
(Name and Address of Agent for Service)              Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [X]  on October 1, 2001 pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

PROSPECTUS

                                   Classes A, B, and C

October 1, 2001
                                   INTERNATIONAL FUND
                                   Pilgrim Global Real Estate Fund

                                   INCOME FUND
                                   Pilgrim National Tax-Exempt Money Market Fund

                                   U.S. EQUITY FUND
                                   Pilgrim Internet Fund II


This prospectus contains important information about investing in the Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE

These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy and risks.

[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS

[GRAPHIC] HOW THE FUND HAS PERFORMED

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.


An Introduction to the
Pilgrim Funds
Funds at a Glance                                                              1
                                                                               2
INTERNATIONAL FUND
Pilgrim Global Real Estate Fund                                                4

INCOME FUND
Pilgrim National Tax-Exempt Money Market Fund                                  6

U.S. EQUITY FUND
Pilgrim Internet Fund II                                                       8

What You Pay to Invest                                                        10
Shareholder Guide                                                             12
Management of the Funds                                                       19
Dividends, Distributions and Taxes                                            21
More Information About Risks                                                  22
Where To Go For More Information                                      Back cover

                                                            INTRODUCTION
                                                            TO THE PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments.

The Pilgrim Internet Fund II may suit you if you:

*    are investing for the long-term -- at least several years
*    are willing to accept higher risk in exchange for long-term growth.

The Pilgrim Global Real Estate Fund may suit you if you:

*    are investing for the long-term -- at least several years
*    are looking for exposure to international markets
*    are willing to accept higher risk in exchange for long-term growth.

The Pilgrim National Tax-Exempt Money Market Fund may suit you if you:

*    want a regular stream of income.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------
This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of the Fund's investment objectives, strategies and risks, which begin on page 4.

                    FUND                                                   INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
International       Global Real Estate Fund                                High Total Return
Equity Fund         Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: Clarion CRA Securities, L.P.


Income Fund         National Tax-Exempt Money Market Fund                  A high level of current income that is
                    Adviser: ING Pilgrim Investments, LLC                  exempt form federal income tax as is
                    Sub-Adviser: Furman Selz Capital Management, LLC       consistent with the preservation of
                                                                           capital and liquidity and the maintenance
                                                                           of a stable $1.00 net asset value per share.

U.S. Equity Fund    Internet Fund II
                    Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: ING Investment Management Advisors B.V.   Long-term capital appreciation.

MAIN INVESTMENTS                            MAIN RISKS
--------------------------------------------------------------------------------

A non-diversified portfolio of              You could lose money. Other risks
equity securities of companies              include price volatility and risks,
located throughout the world,               as discussed herein, related to
including the United States, that           investments in equity securities and
are principally engaged in the real         maintaining a non-diversified
estate industry.                            portfolio. The Fund also will
                                            experience risks related to
                                            investments in foreign securities
                                            (for example, currency exchange rate
                                            fluctuations). The Fund will be
                                            further subject to risks
                                            specifically related to the real
                                            estate industry, including changes
                                            in the value of real estate and
                                            interest rate fluctuations.

A divesified portfolio of high              You could lose money. The Fund's
quality, short-term municipal               yield will vary. There can be no
debt securities which are determined        assurance that the Fund will be able
by the Sub-Adviser to present minimal       to maintain a stable net asset
credit risks.                               value of $1.00 per share.


A non-diversified portfolio of U.S.         You could lose money. Other risks
and non-U.S. internet technology            include price volatility and risks,
companies.                                  as discussed herein, related to
                                            investments in equity securities and
                                            maintaining a non-diversified
                                            portfolio. The Fund also will
                                            experience risks related to
                                            investments in foreign securities
                                            (for example, currency exchange
                                            rate fluctuations). Products and
                                            services of companies engaged in
                                            internet-related activities are
                                            subject to relatively high risks of
                                            rapid obsolescence caused by
                                            scientific and technological
                                            advances.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

-------------
International
Equity Fund
-------------
                                                    Adviser
                                                    ING Pilgrim Investments, LLC
                                                    Sub-Adviser
PILGRIM GLOBAL REAL ESTATE FUND                     Clarion CRA Securities, L.P.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with high total return.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks and real estate investment trusts of large, mid-sized, and small companies.

The Sub-Adviser uses a disciplined two-step process for constructing the Fund's portfolio.

* First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

* Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility than debt securities.

The Fund may invest in small to medium-sized companies, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

Inability to Sell Securities -- securities of small and mid-size companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell securities at a time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Non-Diversification Risk -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.

Risks of Concentration -- because the Fund's investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

Real Estate Risk -- investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

4    Pilgrim Global Real Estate Fund

                                                 PILGRIM GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of the Fund.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Global Real Estate Fund    5

------
Income
Fund
------
                                             Adviser
                                             ING Pilgrim Investments, LLC
PILGRIM NATIONAL TAX-EXEMPT MONEY            Sub-Adviser
MARKET FUND                                  Furman Selz Capital Management, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

INVESTMENT STRATEGY [GRAPHIC]

The Fund will operate as a diversified fund and invest at least 80% of its net assets in a portfolio of high-quality, short-term municipal obligations, which are determined by the Sub-Adviser to present minimal credit risks. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. The Fund will not purchase private activity bonds, the interest from which would be a preference item subject to the federal alternative minimum tax. Although the Sub-Adviser has no intention of doing so, the Fund may temporarily invest from time to time up to 20% of its net assets in money market instruments that are subject to federal income tax. For temporary defensive purposes, the Fund may invest up to 100% of its net assets in money market instruments that are subject to federal income tax.

The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in obligations that have floating and variable rates of interest. The Fund may enter into repurchase agreements.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest only in instruments that at the time of investment are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees). The Sub-Adviser continually monitors diversification of the Fund's assets to ensure that regulatory limits are not exceeded.

In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests. The Fund may be affected by the following risks among others:

Changes in Interest Rates -- money market funds, like the Fund, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investments may fall when interest rates rise.

Credit Risk -- money market funds, like the Fund, are subject to less credit risk than other incomme funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Risk of Municipal Obligations -- there could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

6    Pilgrim National Tax-Exempt Money Market Fund

                                   PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of the Fund.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                              Pilgrim National Tax-Exempt Money Market Fund    7

-----------
U.S.
Equity Fund
-----------
                                         Adviser
                                         ING Pilgrim Investments, LLC
                                         Sub-Adviser
PILGRIM INTERNET II FUND                 ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility than debt securities.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

RISKS OF FOREIGN INVESTING. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the ways securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

NON-DIVERSIFICATION RISK -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.

RISKS OF CONCENTRATION -- because the Fund's investments are concentrated in the internet technology industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If internet technology securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

INTERNET TECHNOLOGY RISK -- Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

8    Pilgrim Internet II Fund

                                                        PILGRIM INTERNET II FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of the Fund.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim Internet II Fund    9

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.

Fees You Pay Directly                          Class A      Class B     Class C
---------------------                          -------      -------     -------
Maximum sales charge on your investment
  (as a % of offering price)
Global Real Estate and Internet Fund II         5.75(1)      none        none
Pilgrim National Tax-Exempt Money Market        none         none        none
Maximum deferred sales charge (as a % of
  purchase or sales price, whichever is less)
All Funds                                       none(2)      5.00(3)     1.00(4)
Redemption fee (as a % of amount
  redeemed, if applicable)
All Funds                                       none          N/A         N/A

----------
(1)  Reduced for purchases of $50,000 and over. Please see page 11.
(2) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 11.
(3) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 11.
(4)  Imposed upon redemption within 1 year from purchase.

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class A
                                                      Distribution                   Total
                                                       and Service                   Fund           Waivers
                                        Management       (12b-1)       Other       Operating          and              Net
Fund                                       Fee            Fees        Expenses      Expenses    Reimbursements(2)    Expenses
----                                       ---            ----        --------      --------    -----------------    --------
Global Real Estate                 %       1.00           0.25          0.50          1.75                --           1.75
National Tax-Exempt Money Market             --             --            --            --                --             --
Internet II                                  --             --            --            --                --             --

Class B
                                                      Distribution                   Total
                                                       and Service                   Fund           Waivers
                                        Management       (12b-1)       Other       Operating          and              Net
Fund                                       Fee            Fees        Expenses      Expenses    Reimbursements(2)    Expenses
----                                       ---            ----        --------      --------    -----------------    --------
Global Real Estate                 %       1.00           1.00          0.50          2.50                --           2.50
National Tax-Exempt Money Market             --             --            --            --                --             --
Internet II                                  --             --            --            --                --             --

Class C
                                                      Distribution                   Total
                                                       and Service                   Fund           Waivers
                                        Management       (12b-1)       Other       Operating          and              Net
Fund                                       Fee            Fees        Expenses      Expenses    Reimbursements(2)    Expenses
----                                       ---            ----        --------      --------    -----------------    --------
Global Real Estate                 %       1.00           1.00          0.50          2.50                --           2.50
National Tax-Exempt Money Market             --             --            --            --                --             --
Internet II                                  --             --            --            --                --             --

----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. Because the Funds are new, other expenses, shown above, are estimated.
(2) ING Pilgrim Investments has entered into a written expense limitation agreement with Pilgrim Global Real Estate Fund under which it will limit expenses of the Fund, excluding interest, tapes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit will continue through at least ____________.


10    What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A
Fund                                              1 year              3 years             5 years             10 years
----                                              ------              -------             -------             --------
Global Real Estate                  $              742                 1,094               1,469                2,519
National Tax-Exempt Money Market                    --                    --                  --                   --
Internet II                                         --                    --                  --                   --

                                                If you sell your shares              If you don't sell your shares
Class B                                  -------------------------------------   -------------------------------------
Fund                                     1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                     ------   -------   -------   --------   ------   -------   -------   --------
Global Real Estate                  $     753      1,179     1,631      2,659     253       779      1,331      2,652
National Tax-Exempt Money Market           --         --        --         --      --        --         --         --
Internet II                                --         --        --         --      --        --         --         --

                                                If you sell your shares              If you don't sell your shares
Class C                                  -------------------------------------   -------------------------------------
Fund                                     1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                     ------   -------   -------   --------   ------   -------   -------   --------
Global Real Estate                  $     353        779     1,331      2,836     253       779      1,331      2,836
National Tax-Exempt Money Market           --         --        --         --      --        --         --         --
Internet II                                --         --        --         --      --        --         --         --

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   11

SHAREHOLDER
GUIDE                                                     Choosing a Share Class
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONS(TM)

You may select from three separate classes of shares: Class A, Class B, and Class C.

Class A

* Front-end sales charge, as described on the next page (except for the Pilgrim National Tax-Exempt Money Market Fund).
*    Distribution and service (12b-1) fees of 0.25% to 0.35% (varies by Fund).

Class B

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1%.
*    A contingent deferred sales charge, as described on the next page.
* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1%.
* A 1% contingent deferred sales charge on shares sold within one year of purchase.
* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

12    Shareholder Guide

                                                                     SHAREHOLDER
Choosing a Share Class                                                     GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                                 All Funds
                            --------------------
                             As a %       As a %
                             of the       of net
                            offering      asset
Your Investment               price       value
---------------               -----       -----
Less than $50,000              5.75        6.10
$50,000 - $99,999              4.50        4.71
$100,000 - $249,999            3.50        3.63
$250,000 - $499,999            2.50        2.56
$500,000 - $1,000,000          2.00        2.04
$1,000,000 and over               See below

----------
(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND. There is no sales charge if you purchase Class A shares of the Pilgrim National Tax-Exempt Money Market Fund. However, if the Class A shares are exchanged for shares of another Pilgrim Fund, you will be charged the applicable sales load for that fund upon exchange.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            Period during which
    Your investment              CDSC          CDSC applies
    ---------------              ----          ------------
$1,000,000 to $2,499,999         1.00%            2 years
$2,500,000 to $4,999,999         0.50%            1 year
$5,000,000 and over              0.25%            1 year

Class B and Class C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge

                                 CDSC on shares
Years after purchase               being sold
--------------------               ----------
1st year                              5%
2nd year                              4%
3rd year                              3%
4th year                              3%
5th year                              2%
6th year                              1%
After 6th year                      none

Class C Deferred Sales Charge

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                       1%
After 1st year                none

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide   13

SHAREHOLDER
GUIDE                                                     Choosing a Share Class
--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

* Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

* Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Pilgrim Money Market Funds) you already own to the amount of your next purchase for purposes of calculating the sales charge.

* Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

*    mandatory distributions from a tax-deferred retirement plan or an IRA.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B and Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sale Charge Waivers. Class A shares may be purchased without a sales chage by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent of see the SAI.

14   Shareholder Guide

                                                                     SHAREHOLDER
How to Purchase Shares                                                     GUIDE
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000
*    Retirement accounts: $250
* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                               Initial                      Additional
    Method                    Investment                    Investment
    ------                    ----------                    ----------
By Contacting            An investment
Your                     professional with an
Investment               authorized firm
Professional             can help you establish
                         and maintain your
                         account.

By Mail                  Visit or consult an           Visit or consult an
                         investment                    investment
                         professional. Make            professional. Fill out
                         your check payable            the Account
                         to the Pilgrim Funds          Additions form
                         and mail it, along            included on the
                         with a completed              bottom of your
                         Application. Please           account statement
                         indicate your                 along with your
                         investment                    check payable to the
                         professional on the           Pilgrim Funds and
                         New Account                   mail them to the
                         Application.                  address on the
                                                       account statement.
                                                       Remember to write
                                                       your account number
                                                       on the check.

By Wire                  Call the ING Pilgrim          Wire the funds in the
                         Operations                    same manner
                         Department at (800)           described under
                         336-3436 to obtain            "Initial Investment."
                         an account number
                         and indicate your
                         investment
                         professional on the
                         account.

                         Instruct your bank to
                         wire funds to the
                         Fund in the care of:

                         State Street Bank
                         and Trust Company
                         ABA #101003621
                         Kansas City, MO
                         credit to:
                         (the Fund)
                         A/C #751-8315; for
                         further credit
                         to: _________________
                         Shareholder
                         A/C #________________
                         (A/C # you received
                         over the telephone)
                         Shareholder Name:
                         _____________________
                         (Your Name Here)

                         After wiring funds
                         you must complete
                         the Account
                         Application and send
                         it to:

                         Pilgrim Funds
                         P.O. Box 219368
                         Kansas City, MO
                         64121-6368

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    15

SHAREHOLDER
GUIDE                                                       How to Redeem Shares
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.
*    Minimum withdrawal amount is $100.
*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

        Method                               Procedures
        ------                               ----------
By Contacting Your            You may redeem by contacting your investment
Investment Professional       professional. Investment professionals may charge
                              for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                              Pilgrim Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-6368

                              If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --               You may redeem shares by telephone on all accounts
Expedited Redemption          other than retirement accounts, unless you check
                              the box on the Account Application which signifies that you do not wish to use telephone redemptions.
                              To redeem by telephone, call the Shareholder
                              Servicing Agent at (800) 992-0180.

                              Receiving Proceeds By Check:

                              You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                              Receiving Proceeds By Wire:

                              You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

16   Shareholder Guide

                                                                     SHAREHOLDER
Transaction Policies                                                       GUIDE
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Pilgrim National Tax-Exempt Money Market Fund

The Pilgrim National Tax-Exempt Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a stable net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market Funds for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

If you exchange into Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make quarterly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one quarter. You also would not have liquidity between these quarterly repurchase dates. Investors exercising the exchange privilege with Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Pilgrim Senior Income Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    17

SHAREHOLDER
GUIDE                                                       Transaction Policies
--------------------------------------------------------------------------------

Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC on Exchanges to Pilgrim Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Fund to the Pilgrim Senior Income Fund. However, if you exchange into Pilgrim Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

Account Access

Unless your Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

Privacy Policy

You may review the Fund's policy concerning investor privacy over the internet at www.pilgrimfunds.com, or you may obtain a copy of the policy by calling (800) 992-0180 and selecting Option 1.

18   Shareholder Guide

MANAGEMENT OF THE FUNDS                                                  Adviser
--------------------------------------------------------------------------------

ING Pilgrim Investments, LLC, a Delaware limited liability company ("ING Pilgrim" or "ING Pilgrim Investments"), serves as the investment adviser to each of the Funds. ING Pilgrim has overall responsibility for the management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of June 30, 2001, ING Pilgrim managed over $18.4 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Pilgrim is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Fund                                 Management Fee
----                                 --------------
Global Real Estate                        1.00
National Tax-Exempt Money Market          0.40
Internet II                               1.25

19   Management of the Funds

Sub-Adviser                                              MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SUB-ADVISERS

For the following Funds, ING Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio.

Pilgrim Global Real Estate Fund.

CLARION CRA SECURITIES, L.P.

ING Pilgrim has engaged Clarion CRA Securities, L.P., a Delaware limited partnership, ("CRA" or "Sub-Adviser") to serve as the investment sub-adviser to the Fund's portfolio. CRA is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING Pilgrim. Founded in October 1984, CRA is registered as an investment adviser. CRA is a subsidiary of ING Group. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of June 30, 2001 were valued at approximately $1.8 billion.

Steven D. Burton, Kenneth D. Campbell, and T. Ritson Ferguson share primary responsibility for managing the Fund. Mr. Burton joined CRA in 1995. He is a chartered Financial Analyst. Mr. Campbell has been with CRA and its predecessors since 1969 and has more than 32 years of experience as an invester in real estate securities. Mr. Campbell has served as a Managing Director of CRA since 1993. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience. Mr. Ferguson has served as a Managing Director of CRA since 1993. He is a chartered Financial Analyst.

Pilgrim Internet II Fund

ING INVESTMENT MANAGEMENT ADVISORS B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the Pilgrim Internet Fund II. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $144.4 billion as of December 31, 2000.

Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

Pilgrim National Tax-Exempt Money Market Fund

FURMAN SELZ CAPITAL MANAGEMENT LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the Pilgrim National Tax-Exempt Money Market Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of June 30, 2001, were valued at approximately $8.8 billion.

Mr. Robert Schonbrunn and Mr. Alan Segars have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    20

DIVIDENDS, DISTRIBUTIONS AND TAXES                               Dividends/Taxes
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

   Annually(1)            Quarterly                        Monthly
   -----------            ---------                        -------
   Internet II        Global Real Estate        National Tax-Exempt Money Market

----------
(1)  Distributions normally expected to consist primarily of capital gains.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, or C shares of a Fund invested in another Pilgrim Fund which offers Class A, B, or C shares.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information ("SAI") for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

21    Dividends, Distributions and Taxes

                                                                            MORE
                                                                     INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Investments in Real Estate Securities. (Pilgrim Global Real Estate Fund) Investments in issuers that are primarily engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Investments in Municipal Obligations. (Pilgrim National Tax-Exempt Bond Fund) There could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

Internet Technology Risk. (Pilgrim Internet Fund II) Internet and Internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to the risk of obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     22

MORE
INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Investments in Small- and Mid-Capitalization Companies. The Fund may invest in small and mid-capitalization companies. Investments in small and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Non-diversified Investment Companies (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

Concentration (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

OTHER RISKS

U.S. Government Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Corporate Debt Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Convertible Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

23    More Information About Risks

                                                                            MORE
                                                                     INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------

Portfolio Turnover (All Funds, except Pilgrim National Tax-Exempt Money Market
Fund). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund

Initial Public Offerings (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

Asset-backed Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-related Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Derivatives (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Temporary Defensive Strategies (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). When the Investment Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Adviser or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities (All Funds). In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     24

MORE
INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------

Borrowing (All Funds). Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Fundamental and Non-fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

25    More Information About Risks

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Fund in the:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Funds Trust                               811-7428
  Global Real Estate Fund
  National Tax-Exempt Money Market Fund
  Internet Fund II

[LOGO] ING PILGRIM                                         INTLPROS100101-100101

PROSPECTUS

                                   Class Q
October 1, 2001
                                   INTERNATIONAL FUND
                                   Pilgrim Global Real Estate Fund

                                   INCOME FUND
                                   Pilgrim National Tax-Exempt Money Market Fund

                                   U.S. EQUITY FUND
                                   Pilgrim Internet Fund II


This prospectus contains important information about investing in the Class Q shares of the Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE

These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy and risks.

[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS


[GRAPHIC]

HOW THE FUND HAS PERFORMED

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.


An Introduction to the
Pilgrim Funds                                                                  1
Funds at a Glance                                                              2

INTERNATIONAL FUND
Pilgrim Global Real Estate Fund                                                4

INCOME FUND
Pilgrim National Tax-Exempt Money Market Fund                                  6

U.S. EQUITY FUND
Pilgrim Internet Fund II                                                       8

What You Pay to Invest                                                        10
Shareholder Guide                                                             12
Management of the Funds                                                       16
Dividends, Distributions and Taxes                                            18
More Information About Risks                                                  19
Where To Go For More Information                                      Back cover

                                                            INTRODUCTION
                                                            TO THE PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments.

The Pilgrim Internet Fund II may suit you if you:

*    are investing for the long-term -- at least several years

*    are willing to accept higher risk in exchange for long-term growth.

The Pilgrim Global Real Estate Fund may suit you if you:

*    are investing for the long-term -- at least several years
*    are looking for exposure to international markets
*    are willing to accept higher risk in exchange for long-term growth.

The Pilgrim National Tax-Exempt Money Market Fund may suit you if you:

*    want a regular stream of income.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------
This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of the Fund's investment objectives, strategies and risks, which begin on page 4.

                    FUND                                                   INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------
International       Global Real Estate Fund                                High Total Return
Equity Fund         Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: Clarion CRA Securities, L.P.


Income Fund         National Tax-Exempt Money Market Fund                  A high level of current income that is
                    Adviser: ING Pilgrim Investments, LLC                  exempt form federal income tax as is
                    Sub-Adviser: Furman Selz Capital Management, LLC       consistent with the preservation of
                                                                           capital and liquidity and the maintenance
                                                                           of a stable $1.00 net asset value per share.

U.S. Equity Fund    Internet Fund II
                    Adviser: ING Pilgrim Investments, LLC
                    Sub-Adviser: ING Investment Management Advisors B.V.   Long-term capital appreciation.

MAIN INVESTMENTS                            MAIN RISKS
--------------------------------------------------------------------------------

A non-diversified portfolio of              You could lose money. Other risks
equity securities of companies              include price volatility and risks,
located throughout the world,               as discussed herein, related to
including the United States, that           investments in equity securities and
are principally engaged in the real         maintaining a non-diversified
estate industry.                            portfolio. The Fund also will
                                            experience risks related to
                                            investments in foreign securities
                                            (for example, currency exchange rate
                                            fluctuations). The Fund will be
                                            further subject to risks
                                            specifically related to the real
                                            estate industry, including changes
                                            in the value of real estate and
                                            interest rate fluctuations.

A divesified portfolio of high              You could lose money. The Fund's
quality, short-term municipal               yield will vary. There can be no
debt securities which are determined        assurance that the Fund will be able
by the Sub-Adviser to present minimal       to maintain a stable net asset
credit risks.                               value of $1.00 per share.


A non-diversified portfolio of U.S.         You could lose money. Other risks
and non-U.S. internet technology            include price volatility and risks,
companies.                                  as discussed herein, related to
                                            investments in equity securities and
                                            maintaining a non-diversified
                                            portfolio. The Fund also will
                                            experience risks related to
                                            investments in foreign securities
                                            (for example, currency exchange
                                            rate fluctuations). Products and
                                            services of companies engaged in
                                            internet-related activities are
                                            subject to relatively high risks of
                                            rapid obsolescence caused by
                                            scientific and technological
                                            advances.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

-------------
International
Equity Fund
-------------
                                                 Adviser
                                                 ING Pilgrim Investments, LLC
                                                 Sub-Adviser
PILGRIM GLOBAL REAL ESTATE FUND                  Clarion CRA Securities, L.P.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with high total return.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the Fund expects these investments to be in common stocks and real estate investment trusts of large, mid-sized, and small companies.

The Sub-Adviser uses a disciplined two-step process for constructing the Fund's portfolio.

* First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions.

* Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility than debt securities. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

The Fund may invest in small to medium-sized companies, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

Inability to Sell Securities -- securities of small and mid-size companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell securities at a time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.

Risks of Concentration -- because the Fund's investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

Real Estate Risk -- investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

4    Pilgrim Global Real Estate Fund

                                                 PILGRIM GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of the Fund.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Global Real Estate Fund    5

------
Income
Fund
------
                                             Adviser
                                             ING Pilgrim Investments, LLC
PILGRIM NATIONAL TAX-EXEMPT MONEY            Sub-Adviser
MARKET FUND                                  Furman Selz Capital Management, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

INVESTMENT STRATEGY [GRAPHIC]

The Fund will operate as a diversified fund and invest at least 80% of its net assets in a portfolio of high-quality, short-term municipal obligations, which are determined by the Sub-Adviser to present minimal credit risks. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. The Fund will not purchase private activity bonds, the interest from which would be a preference item subject to the federal alternative minimum tax. Although the Sub-Adviser has no intention of doing so, the Fund may temporarily invest from time to time up to 20% of its net assets in money market instruments that are subject to federal income tax. For temporary defensive purposes, the Fund may invest up to 100% of its net assets in money market instruments that are subject to federal income tax.

The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in obligations that have floating and variable rates of interest. The Fund may enter into repurchase agreements.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest only in instruments that at the time of investment are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees). The Sub-Adviser continually monitors diversification of the Fund's assets to ensure that regulatory limits are not exceeded.

In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high-quality securities in which the Fund invests. The Fund may be affected by the following risks, among others:

Changes in Interest Rates -- money market funds, like the Fund, are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investments may fall when interest rates rise.

Credit Risk -- money market funds, like the Fund, are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

Risk of Municipal Obligations -- there could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

6    Pilgrim National Tax-Exempt Money Market Fund

                                   PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of the Fund.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                              Pilgrim National Tax-Exempt Money Market Fund    7

-----------
U.S.
Equity Fund
-----------
                                         Adviser
                                         ING Pilgrim Investments, LLC
                                         Sub-Adviser
PILGRIM INTERNET II FUND                 ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized, and small companies.

The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up and down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility than debt securities.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in industries to which the Fund is not exposed, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the ways securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

NON-DIVERSIFICATION RISK -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's assets may be invested in a single company.

RISKS OF CONCENTRATION -- because the Fund's investments are concentrated in the internet technology industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If internet technology securities as a group fall out of favor, the Fund could underperform funds that focus on other types of companies.

INTERNET TECHNOLOGY RISK -- Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

8    Pilgrim Internet II Fund

                                                        PILGRIM INTERNET II FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of the Fund.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim Internet II Fund    9

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Pilgrim Funds.

Fees You Pay Directly
                                                                        Class Q
                                                                        -------
Maximum sales charge on your investment
(as a % of offering price)
All Funds                                                                none
Maximum deferred sales charge
(as a % of purchase or sales price,
whichever is less)
All Funds                                                                none

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

                                                                               Total
                                                                                Fund          Waivers
                                            Management   Service   Other      Operating         and            Net
Fund                                           Fee        Fees    Expenses    Expenses   Reimbursements(2)   Expenses
----                                           ---        ----    --------    --------   -----------------   --------
Global Real Estate                        %    1.00       0.25        0.50     1.75            --             1.75
National Tax-Exempt Money Market Fund           .40
Internet II                                    1.25

----------
(1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. Because the Funds are new, other expenses, shown above, are estimated.

(2) ING Pilgrim Investments, LLC has entered into a written expense limitation agreement with the Pilgrim Global Real Estate Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit will continue through at least ______________.

10   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class Q
Fund                                     1 year   3 years   5 years   10 years
----                                     ------   -------   -------   --------
Global Real Estate                 $      178       551       949      2,062
National Tax-Exempt Money Market           --        --        --         --
Internet II                                --        --        --         --

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   11

SHAREHOLDER GUIDE                                         How to Purchase Shares
--------------------------------------------------------------------------------

Purchase of Shares

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. The Funds also offer Class A, B, and C shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. ING Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

Distribution and Shareholder Service Fees

To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.

                           Initial                   Additional
   Method                 Investment                 Investment
   ------                 ----------                 ----------
By Contacting       A financial consultant       Visit or consult a
Your Financial      with an authorized           financial consultant.
Consultant          firm can help you
                    establish and maintain
                    your account.

By Mail             Visit or speak with a        Fill out the Account
                    financial consultant.        Additions form
                    Make your check              included on the
                    payable to the               bottom of your
                    Pilgrim Funds and            account statement
                    mail it, along with a        along with your
                    completed                    check payable to the
                    Application. Please          Fund and mail them
                    indicate your                to the address on the
                    investment                   account statement.
                    professional on the          Remember to write
                    New Account                  your account number
                    Application                  on the check.

By Wire             Call the ING Pilgrim         Wire the funds in the
                    Operations                   same manner
                    Department at (800)          described under
                    336-3436 to obtain           "Initial Investment."
                    an account number
                    and indicate your
                    investment
                    professional on the
                    account.
                    Instruct your bank
                    to wire funds to the
                    Fund in the care of:
                    State Street Bank
                    and Trust Kansas
                    City ABA #101003621
                    Kansas City, MO
                    credit to: (the
                    Fund) A/C #751-8315;
                    for further credit
                    to:
                    -----------------
                    Shareholder A/C
                    #----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                    ---------------------
                    (Your Name Here)
                    After wiring funds
                    you must complete
                    the Account
                    Application and send
                    it to: Pilgrim Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-6368

12   Shareholder Guide

How to Redeem Shares                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

         Method                            Procedures
         ------                            ----------
By Contacting Your       You may redeem by contacting your financial consultant
Financial Consultant     who may charge for their services in connection with
                         your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                         Pilgrim Funds
                         P.O. Box 219368
                         Kansas City, MO 64121-6368
                         If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --          You may redeem shares by telephone on all accounts
Expedited Redemption     other than retirement accounts, unless you check the
                         box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at
                         (800) 992-0180. Receiving Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days. Receiving Proceeds
                         By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide   13

SHAREHOLDER GUIDE                                           Transaction Policies
--------------------------------------------------------------------------------

Net Asset Value

The net asset value ("NAV") per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Pilgrim National Tax-Exempt Money Market Fund

The Pilgrim National Tax-Exempt Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a stable net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.

Price of Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Pilgrim Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange Class Q shares for Class Q shares of any other Pilgrim Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

If you exchange into Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's share will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make quarterly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one quarter. You also would not have liquidity between these quarterly repurchase dates. Investors exercising the exchange privilege with Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the

14    Shareholder Guide

Transaction Policies                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Pilgrim Senior Income Fund prospectus or any other Pilgrim Fund prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

Systematic Exchange Privilege

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts (Non-Retirement Only)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

Privacy Policy

You may review the Funds' policy concerning investor privacy over the Internet at www.pilgrimfunds.com, or you may obtain a copy of the policy by calling (800) 992-0180 and selecting Option 1.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    15

MANAGEMENT OF THE FUNDS                                                  Adviser
--------------------------------------------------------------------------------

ING Pilgrim Investments, LLC, a Delaware Limited Liability Company ("ING Pilgrim" or "ING Pilgrim Investments"), serves as the investment adviser to each of the Funds. ING Pilgrim has overall responsibility for the management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

As of June 30, 2001, ING Pilgrim managed over $18.4 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

For its services, ING Pilgrim is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

Fund                                 Management Fee
----                                 --------------
Global Real Estate                        1.00
National Tax-Exempt Money Market          0.40
Internet II                               1.25

16   Management of the Funds

Sub-Adviser                                              MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SUB-ADVISERS

For the following Funds, ING Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio.

Global Real Estate Fund

CLARION CRA SECURITIES, L.P.

ING Pilgrim has engaged Clarion CRA Securities, L.P., a Delaware limited partnership, ("CRA" or "Sub-Adviser") to serve as the investment sub-adviser to the Fund's portfolio. CRA is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING Pilgrim. Founded in October 1984, CRA is registered as an investment adviser. CRA is a subsidiary of ING Group. CRA is located at 259 Radnor-Chestor Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of June 30, 2001 were valued at approximately $1.8 billion.

Steven D. Burton, Kenneth D. Campbell, and T. Ritson Ferguson of CRA share primary responsibility for managing the Fund. Mr. Burton joined CRA in 1995. He is a chartered Financial Analyst. Mr. Campbell has been with CRA and its predecessors since 1969 and has over 32 years of experience as an investor in real estate securities. Mr. Campbell has served as Managing Director of CRA since 1993. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience. Mr. Ferguson has served as a Managing Director of CRA since 1993. He is a Chartered Financial Analyst.

Pilgrim Internet II Fund

ING INVESTMENT MANAGEMENT ADVISORS B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the Pilgrim Internet Fund II. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $144.4 billion as of December 31, 2000.

Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

Pilgrim National Tax-Exempt Money Market Fund

FURMAN SELZ CAPITAL MANAGEMENT LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the Pilgrim National Tax-Exempt Money Market Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of June 30, 2001, were valued at approximately $8.8 billion.

Mr. Robert Schonbrunn and Mr. Alan Segars have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    17

DIVIDENDS, DISTRIBUTIONS AND TAXES                               Dividends/Taxes
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

   Annually(1)            Quarterly                        Monthly
   -----------            ---------                        -------
   Internet II         Global Real Estate       National Tax-Exempt Money Market

----------
(1)  Distributions normally expected to consist primarily of capital gains.

Each Fund distributes capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another Pilgrim Fund which offers Class Q shares.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information ("SAI") for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

18    Dividends, Distributions and Taxes

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                                                                     INFORMATION
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Investments in Real Estate Securities. (Pilgrim Global Real Estate Fund) Investments in issuers that are primarily engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Investments in Municipal Obligations. (Pilgrim National Tax-Exempt Bond Fund) There could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue or similar projects, the Fund will be subject to peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

Internet Technology Risk. (Pilgrim Internet Fund II) Internet and Internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to the risk of obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large, established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Investments in Small- and Mid-Capitalization Companies (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). The Fund may invest in small and mid- capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resouces, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erractic market movements than securities of larger, more established growth companies or the market averages in general.

Non-diversified Investment Companies (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

Concentration (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

OTHER RISKS

U.S. Government Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Corporate Debt Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     19

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Convertible Securities (All Funds, except Pilgrim National Tax-Exempt Money
Market Fund). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Portfolio Turnover (All Funds, except Pilgrim National Tax-Exempt Money Market
Fund). Each Fund (except International Value Fund) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Initial Public Offerings (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

Asset-backed Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

Restricted and Illiquid Securities (All Funds). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-related Securities (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Derivatives (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Temporary Defensive Strategies (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). When the Investment Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Adviser or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

20    More Information About Risks
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Lending Portfolio Securities (All Funds). In order to generate additional
income, certain Funds may lend portfolio securities in an amount up to 33 1|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing (All Funds). Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls (All Funds, except Pilgrim National Tax-Exempt Money Market Fund). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     21
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Fundamental and Non-fundamental Policies (All Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

Percentage Investment Limitations (All Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

22    More Information About Risks

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Funds Trust                               811-7428
  Global Real Estate Fund
  National Tax-Exempt Money Market Fund
  Internet Fund II

[LOGO] ING PILGRIM                                        QINTLPROS100101-100101

                         GRAPHICS DESCRIPTION APPENDIX


The cover of the prospectuses the ING Pilgrim Logo which is a lion at rest between the words ING and Pilgrim at the bottom of the outside front cover.

There are four icon sized graphics used throughout the prospectus as follows:

1. In the sections describing the objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the investment strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.

                       STATEMENT OF ADDITIONAL INFORMATION

                               Pilgrim Funds Trust
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                 General and Account Information: 1-800-992-0180

                                 October 1, 2001
--------------------------------------------------------------------------------

                ING PILGRIM INVESTMENTS, LLC, Investment Adviser

       ING PILGRIM SECURITIES, INC., Distributor and Principal Underwriter

     This Statement of Additional Information ("SAI") describes the shares of three funds (each, a "Fund" or, collectively, the "Funds") managed by ING Pilgrim Investments, LLC. Each Fund is a portfolio of Pilgrim Funds Trust (the "Trust"), an open-end management investment company. The Funds are:

                         Pilgrim Global Real Estate Fund
                            Pilgrim Internet Fund II
                  Pilgrim National Tax-Exempt Money Market Fund

     This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Funds, dated October 1, 2001, as amended or supplemented from time to time. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and telephone number printed above.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

HISTORY OF THE FUNDS....................................................... B-1
MANAGEMENT OF THE FUNDS.................................................... B-1
INVESTMENT ADVISER FEES.................................................... B-6
EXPENSE LIMITATION AGREEMENT............................................... B-8
RULE 12B-1 DISTRIBUTION PLAN............................................... B-9
INVESTMENT POLICIES AND RISKS.............................................. B-10
INVESTMENT RESTRICTIONS.................................................... B-35
PORTFOLIO TRANSACTIONS..................................................... B-36
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................. B-38
DETERMINATION OF NET ASSET VALUE........................................... B-44
BROKER DEALER COMPENSATION................................................. B-47
SHAREHOLDER SERVICES AND PRIVILEGES........................................ B-48
DISTRIBUTIONS.............................................................. B-51
TAXATION................................................................... B-51
OTHER INFORMATION.......................................................... B-57
APPENDIX................................................................... B-62

                              HISTORY OF THE FUNDS

     The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of twelve separately managed portfolios, three of which are discussed in this SAI. Each portfolio is comprised of four different classes of shares -- Class A shares, Class B shares, Class C, and Class Q shares.

     On February 28, 2001, the name of the Trust was changed to Pilgrim Funds Trust. The names of each of the following Funds were changed as follows:

Old Name                                     New Name
--------                                     --------
ING Global Real Estate Fund                  Pilgrim Global Real Estate Fund
ING Internet Fund II                         Pilgrim Internet Fund II
ING National Tax-Exempt Money Market Fund    Pilgrim National Tax-Exempt Money Market Fund

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     The Trust is managed by its Trustees. The Trustees and officers of the Trust are listed below. An asterisk (*) has been placed next to the name of each Trustee who is an "interested person," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of that person's affiliation with the Trust, or the Trust's investment adviser, ING Pilgrim Investments, LLC. Unless otherwise noted, the mailing address of the Trustees and officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

     The Board of Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

     Set forth below is information regarding the Trustees of the Funds. (Ms. Baldwin is not a Trustee of the Funds, but rather serves as a member of its Advisory Board.)

Mary A. Baldwin, Ph.D. (Age 61) Advisory Board Member. Realtor, Coldwell Banker Success Realty (formerly, The Prudential Arizona Realty) for more than the last five years. Ms. Baldwin is also President, United States Olympic Committee (since December 2000) and was formerly Vice President, United States Olympic Committee (November 1996 - December 2000) and Treasurer, United States Olympic Committee (November 1992 - November 1996).

Paul S. Doherty. (Age 66) Trustee. President, of Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Mr. Doherty was formerly a Director of Tambrands, Inc. (1993 - 1998).

Alan L. Gosule. (Age 60) Trustee. Partner of Clifford Chance Rogers & Wells, LLP Attorneys (since 1991). Mr. Gosule is a Director of F.L. Putnam Investment Management Co., Inc., Simpson Housing Limited Partnership, Home Properties of New York, Inc., and Colonnade Partners.

Walter H. May. (Age 64) Trustee. Retired. Mr. May was formerly Managing Director and Director of Marketing for Piper Jaffray, Inc., an investment banking/underwriting firm.

*Thomas J. McInerney. (Age 44) Trustee. General Manager and Chief Executive Officer of ING U.S. Worksite Financial Services (since December 2000). Mr. McInerney was formerly President of Aetna Financial Services (August 1997 - December 2000), head of National Accounts and Core Sales and Marketing for Aetna U.S. Healthcare (April 1996-March 1997), head of Corporate Strategies for Aetna Inc. (July 1995 - April 1996), and held a variety of line and corporate staff positions since 1978. Mr. McInerney is a member of the Board National Commission on Retirement Policy, the Governor's Council on Economics Competitiveness and Technology of Connecticut, the Board of Directors of the Connecticut Business & Industry Association, the Board of Trustees of The Bushnell, the Board for The Connecticut Forum, and the Board of the MetroHartford Chamber of Commerce, and is Chairman of Concerned Citizens for Effective Government.

Jock Patton. (Age 55) Trustee. Private Investor. Director of Hypercom Corporation (since January 1999), and JDA Software Group, Inc. (since January
1999). Mr. Patton is also a Director of Buick of Scottsdale, Inc., National Airlines, Inc., BG Associates, Inc., BK Entertainment, Inc., Arizona Rotorcraft, Inc. and Director and Chief Executive Officer of Rainbow Multimedia Group, Inc. Mr. Patton was formerly Director of Stuart Entertainment, Inc., Director of Artisoft, Inc. (August 1994 - July 1998), and President and co-owner of StockVal, Inc. (April 1993 - June 1997).

David W.C. Putnam. (Age 61) Trustee. President and Director of F.L. Putnam Securities Company, Inc. and affiliates. Mr. Putnam is Director of Anchor Investment Trusts, the Principled Equity Market Trust, and Progressive Capital Accumulation Trust. Mr. Putnam was formerly Director of Trust Realty Corp. and Bow Ridge Mining Co.

Blaine E. Rieke. (Age 67) Trustee. General Partner of Huntington Partners, an investment partnership (1997 - present). Mr. Rieke was formerly Chairman and Chief Executive Officer of Firstar Trust Company (1973 - 1996). Mr. Rieke was the Chairman of the Board and a Trustee of each of the ING Funds.

*John G. Turner. (Age 61) Chairman. Trustee and Vice Chairman of ING Americas. Mr. Turner was formerly Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (since 1993); Chairman of ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (since 1995); Chairman of Northern Life Insurance Company (since 1992); Chairman and Director/Trustee of the Northstar affiliated investment companies (since October 1993). Mr. Turner was formerly Director of Northstar Investment Management Corporation and affiliates (1993-1999); President of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (1989-1991) and President and Chief Operating Officer of ReliaStar Life Insurance Company (1986-1991).

Richard A. Wedemeyer. (Age 64) Trustee. Vice President of The Channel Corporation, an importer of specialty alloy aluminum products (1996 - present). Mr. Wedemeyer was formerly Vice President of Performance Advantage, Inc. (1992 -
1996), and Vice President, Operations and Administration, of Jim Henson Productions (1979 - 1997). Mr. Wedemeyer is a trustee of the First Choice Funds. Mr. Wedemeyer was a Trustee of each of the ING Funds.

     Each Fund pays each Trustee who is not an interested person, and advisory board member Ms. Baldwin a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Mssrs. Patton and May, as lead directors, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on each Fund's average net assets as a percentage of the average net assets of all the funds managed by the Adviser for which the Trustees serve in common as Directors (and, in the case of Mary A. Baldwin, Pilgrim Funds for which she serves as a member of the Advisory Board).

     Under the Trust's prior trustee compensation structure, Trustees of the Funds who were not affiliated with ING or ING Pilgrim Securities, Inc. received an annual retainer of $10,000 and a fee of $1,667 for each Board of Trustees meeting and Board committee meeting of the Funds attended, and were reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

COMPENSATION OF DIRECTORS/TRUSTEES

     The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by the Adviser for the year ended December 31, 2000. (This period was chosen because the Pilgrim Funds have varying fiscal year ends.) Officers and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by the Adviser. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Directors," the number in parentheses indicates the total number of boards in the fund complex on which the Trustees served during that fiscal year.

                                                 Pension or Retirement                     Total Compensation
                                 Aggregate        Benefits Accrued As       Estimated      from Fund and Fund
                             Compensation from          Part of          Annual Benefits    Complex Paid to
Name of Person, Position           Trust             Fund Expenses       Upon Retirement        Trustees
------------------------           -----             -------------       ---------------        --------
Mary A. Baldwin, (1), (2)           N/A                                                         $54,500
Advisory Board Member                                                                          (27 Boards)

Paul S. Doherty(1), (2)             N/A                                                         $54,000
                                                                                              (27 Boards)

Alan S. Gosule(1), (2)              N/A                                                         $60,000
                                                                                              (27 Boards)

Joseph N. Hankin(3)               $22,512                 $0                    $0              $22,512
                                                                                               (2 Boards)

Walter H. May(1), (2)               N/A                                                         $59,000
                                                                                              (27 Boards)

Thomas J. McInerney(4)              N/A                                                           N/A

Jock Patton(1), (2)                 N/A                                                         $61,000
                                                                                              (27 Boards)

John J. Pileggi(3)                   $0                   $0                    $0                N/A

David W.C. Putnam(1), (2)           N/A                                                         $59,750
                                                                                              (27 Boards)

Jack D. Rehm(3)                   $22,512                 $0                    $0              $22,512
                                                                                               (2 Boards)

Blaine E. Rieke(5)                $25,511                 $0                    $0              $25,511
                                                                                               (2 Boards)

John G. Turner(1), (2)              N/A                                                            $0

Richard A. Wedemeyer(5)           $20,428                 $0                    $0              $20,428
                                                                                               (2 Boards)

----------
(1) Prior to September 1, 2000, the Trust was part of a different Fund complex. Effective September 1, 2000, Pilgrim Funds Trust joined the Pilgrim family of funds.
(2) Also serves as a member of the Board of Trustees, or is an Advisory Board Member of Pilgrim Prime Rate Trust.
(3)  Resigned as a Trustee effective March 23, 2001
(4)  Elected as a Trustee of the Pilgrim Funds on February 26, 2001
(5) Formerly a Trustee of ING Funds Trust. Elected Trustee of the Pilgrim Funds on February 26, 2001.

OFFICERS

     Unless otherwise noted, the mailing address of the officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258. The following individuals serve as officers for each Fund:

James M. Hennessy. (Age 51) President, Chief Executive Officer and Chief Operating Officer. President and Chief Executive Officer of each of the Pilgrim Funds (since February 2001); Chief Operating Officer of each of the Pilgrim Funds (since July 2000); Director of ING Pilgrim Group, LLC, ING Pilgrim Investments, LLC, ING Pilgrim Securities, Inc., ING Pilgrim Capital Corporation, LLC, ING Lexington Management Corporation, Lexington Funds Distributor, Inc., Market Systems Research Advisors, Inc., Market Systems Research, Inc., Express America T.C. Corporation, EAMC Liquidation Corp. (since December 2000); and President and Chief Executive Officer of ING Pilgrim Investments, LLC, ING Pilgrim Group, LLC, ING Pilgrim Capital Corporation, LLC, ING Lexington Management Corporation, Express America T.C. Corporation, EAMC Liquidation Corp. (since December 2000). Formerly Senior Executive Vice President (June 2000 - December 2000) and Secretary (April 1995 - December 2000), ING Pilgrim Capital Corporation, ING Pilgrim Group, Inc., ING Pilgrim Investments, Inc., ING Lexington Management Corporation, Express America T.C. Corporation, EAMC Liquidation Corp.; Senior Executive Vice President (July 2000 - February 2001) and Secretary (April 1995 - February 2001) of each of the Pilgrim Funds; Executive Vice President, Pilgrim Capital Corporation and its affiliates (May 1998 - June 2000) and Senior Vice President, Pilgrim Capital Corporation and its affiliates (April 1995 - April 1998).

Stanley D. Vyner. (Age 50) Executive Vice President and Chief Investment Officer
- Fixed Income and International Equities. Executive Vice President of most of the Pilgrim Funds (since July 1996). Formerly, President and Chief Executive Officer of Pilgrim Investments (August 1996-August 2000).

Mary Lisanti. (Age 44) Executive Vice President and Chief Investment Officer - Domestic Equities. Executive Vice President of the Pilgrim Funds (since May
1998). Formerly Portfolio Manger, Strong Capital Management; and Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp. (1993-1996).

Michael J. Roland. (Age 42) Senior Vice President and Principal Financial Officer. Senior Vice President and Chief Financial Officer, ING Pilgrim Group, LLC, ING Pilgrim Investments, LLC, and ING Pilgrim Securities, Inc. (since June
1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January 1995 - April 1997. Formerly, Chief Financial Officer of Endeaver Group (April 1997 to June 1998).

Robert S. Naka. (Age 37) Senior Vice President and Assistant Secretary. Senior Vice President, ING Pilgrim Investments, LLC (since November 1999) and ING Pilgrim Group, LLC (since August 1999); Senior Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Vice President, ING Pilgrim Investments, Inc. (April 1997 - October 1999), ING Pilgrim Group, Inc. (February 1997 - August 1999) and Assistant Vice President, ING Pilgrim Group, Inc. (August 1995-February 1997).

Robyn L. Ichilov. (Age 33) Vice President and Treasurer. Vice President, ING Pilgrim Investments, LLC (since August 1997); Accounting Adviser (since November
1995); Vice President and Treasurer of most of the Pilgrim Funds.

Kimberly A. Anderson. (Age 36) Vice President and Secretary. Vice President of ING Pilgrim Group, LLC (since January 2001) and Vice President and Secretary of each of the Pilgrim Funds (since February 2001). Formerly Assistant Vice President and Assistant Secretary of each of the Pilgrim Funds (August 1999-February 2001) and Assistant Vice President of ING Pilgrim Group, Inc. (November 1999-January 2001). Ms. Anderson has held various other positions with ING Pilgrim Group, Inc. for more than the last five years.

INVESTMENT ADVISER

     The investment adviser for the Funds is ING Pilgrim Investments, LLC ("ING Pilgrim Investments" or the "Investment Adviser"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Pilgrim Investments, subject to the authority of the Trustees of the Funds, has the overall responsibility for the management of each Funds' portfolio. ING Pilgrim Investments is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees. On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC.

     ING Pilgrim Investments serves pursuant to separate Investment Management Agreements between ING Pilgrim Investments and the Trust. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds. ING Pilgrim Investments has delegated certain management responsibilities to certain other investment advisers ("Sub-Advisers") for the Funds. ING Pilgrim Investments, as Investment Adviser, oversees the investment management of the Sub-Advisers for the Funds.

     Each Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

     After an initial two year term, each Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

     Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

As of June 30, 2001, ING Pilgrim Investments had assets under management over $18.4 billion.

                             INVESTMENT ADVISER FEES

     The Investment Adviser bears the expense of providing its services, and pays the fees of the Sub-Adviser (if any). For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

SERIES                                   ANNUAL INVESTMENT MANAGEMENT FEE
------                                   --------------------------------
Global Real Estate Fund                  1.00% of the Fund's average daily net assets
Internet Fund II                         N/A
National Tax-Exempt Money Market Fund    N/A

     Because the Funds are new, the Investment Adviser did not receive any investment advisory fees during the last two completed fiscal years.

SUB-ADVISERS

     The Investment Management Agreement for the Funds provides that the Investment Adviser, with the approval of a Trust's Board of Trustees, may select and employ investment advisers to serve as Sub-Adviser for any Fund ("Sub-Adviser"), and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Investment Adviser or its affiliates and office rent of the Trust. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the sub-advisory agreements (each a "Sub-Advisory Agreement and collectively, the "Sub-Advisory Agreements").

     Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Trustees, on behalf of the Trust, or the shareholders of a Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Trustees, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Furman Selz Capital Management LLC ("FSCM") serves as Sub-Adviser to the Pilgrim National Tax-Exempt Money Market Fund. Located at 230 Park Avenue, New York, New York 10169, FSCM is engaged in the business of providing investment advice to institutional and individual clients.

     ING Investment Management Advisors B.V. ("IIMA"), serves as Sub-Adviser to the Pilgrim Internet Fund II. Located at Schenkkade 65, 2595 AS, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

     CRA Real Estate Securities, L.P. ("CRA") serves as Sub-Adviser to the Pilgrim Global Real Estate Fund. Located at 259 Radnor-Chester Road, Radnor, PA 19087, CRA is in the business of providing investment advice to institutional and individual clients.

     For the Global Real Estate Fund, as compensation to CRA for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to 0,50% of the Fund's average daily net assets.

     Because the Funds are new, no sub-advisory fees were paid during 1999 or 2000.

ADMINISTRATION

ING Pilgrim Group, LLC serves as administrator for the Funds, pursuant to an Administrative Services Agreement with the Trust. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Advisory Agreement, the custodian for the Funds under the Custodian Agreement, the transfer agent for the Funds under the Transfer Agency Agreement, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser.

                          EXPENSE LIMITATION AGREEMENT

     The Investment Adviser has entered into an expense limitation agreement with the Global Real Estate Fund, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with these agreements and certain U.S. Tax requirements, the Investment Adviser will assume other expenses so that the total operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel of other persons or services retained by the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Investment Adviser does not exceed:

         NAME OF FUND                      CLASS A   CLASS B   CLASS C   CLASS Q
         ------------                      -------   -------   -------   -------
Pilgrim Global Real Estate Fund             1.75%     2.50%     2.50%     1.75%

     The Fund will at a later date reimburse the Investment Adviser for the management waives waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

     The expense limitation agreement provides that these expense limitations shall continue until ____________. Thereafter, the agreement will automatically renew for a one-year term unless the Investment Adviser provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Fund, without payment of penalty, upon ninety (90) days' prior written notice to the Investment Adviser at its principal place of business.

DISTRIBUTOR

     Shares of each Fund are distributed by ING Pilgrim Securities, Inc. ("ING Pilgrim Securities" or the "Distributor") pursuant to a Distribution Agreement between the Trust and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Funds. The Distributor, like the Investment Adviser, is an indirect, wholly owned subsidiary of ING Group.

                          RULE 12b-1 DISTRIBUTION PLAN

     Pursuant to a Plan of Distribution adopted by the Trust under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of 0.__% of average net assets attributable to that Fund's Class A shares, 0.75% of average net assets attributable to that Fund's Class B and Class C shares, and 0.25% of average net assets attributable to that Fund's Class Q shares.

     The higher distribution fee attributable to Class B and Class C shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales load and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the
Distributor: (a) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (b) to pay for interest and other borrowing costs incurred by the distributor; and (c) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses.

     Agreements implementing the Plan of Distribution (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan of Distribution are made in accordance with written agreements.

     The continuance of the Plan of Distribution and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan of Distribution may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event the Plan of Distribution is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for distribution expenses incurred after the termination date, although the Board of Trustees may allow the Funds to pay distribution expenses to the Distributor which were incurred before the Plan was terminated. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan of Distribution may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan of Distribution must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan of Distribution, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the

Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan of Distribution should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan of Distribution will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan of Distribution is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all of the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

SHAREHOLDER SERVICING PLAN

     Each Fund has adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of the average daily net assets of its Class A, Class B, and Class C shares to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations") that provide certain administrative and support services to their customers who own shares of the Funds. These services may include, but are not limited to, (a) answering routine customer inquiries regarding the Funds; (b) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of the several investment plans offered by the Funds; (c) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (d) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

                          INVESTMENT POLICIES AND RISKS

     The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

COMMON STOCK

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in common stock. Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

PREFERRED STOCK

     Each Fund, except Pilgrim National Tax-Exempt Money Market Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock or debt. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

U.S. TREASURY OBLIGATIONS

     Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

U.S. GOVERNMENT SECURITIES

     Each Funds except Pilgrim National Tax-Exempt Money Market Fund may invest in U.S. Government securities. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

STRIPS AND ZERO COUPON SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in strips and zero coupon securities. Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

     The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

     The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

WARRANTS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in warrants. The Funds may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

COMMERCIAL PAPER

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in commercial paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the ING Pilgrim Money Market Fund is, at the time of investment, (i) rated in the highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in the highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Fund's Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See "Variable Rate Demand Obligations and Floating Rate Instruments."

DOMESTIC AND FOREIGN BANK OBLIGATIONS

     Each Fund may invest in domestic and foreign bank obligations . These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the Investment Company Act of 1940 (the"1940 Act").

     Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds (10% of the value of the net assets in the case of money market funds).

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

CORPORATE DEBT SECURITIES

     Each Fund may invest in corporate debt securities. Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

     The ratings of Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, each Fund's Sub-Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     It is possible that unregistered securities purchased by a Fund in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

MORTGAGE-RELATED SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in mortgage-related securities. To the extent permitted by the Funds' policies, the Funds may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Fund's shares. Consistent with the Funds' respective investment objective and policies, mortgages backing the securities which may be purchased by the Funds include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

     During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

GNMA CERTIFICATES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in GNMA Certificates. Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.

FNMA CERTIFICATES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in FNMA Certificates. FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

     Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

FHLMC SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in FHLMC Securities. The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

     The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

FHLMC CERTIFICATES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in FHLMC Certificates. FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

     FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

     FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

     The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

NON-AGENCY MORTGAGE-BACKED SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in non-agency mortgage-backed securities. Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Funds' investment objective, policies and quality standards, the Funds may invest in these mortgage-backed securities issued by non-agency private issuers.

ADJUSTABLE RATE MORTGAGE SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities
(ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

COLLATERALIZED MORTGAGE OBLIGATIONS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in collateralized mortgage obligations. Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act, on investments by the Funds in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Fund selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

REAL ESTATE SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in real estate securities. The Funds may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of a Fund's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent.

Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

OPEN-END AND CLOSED-END INVESTMENT COMPANIES

     Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

ASSET-BACKED SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in asset backed securities. The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, the Funds may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

FOREIGN SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in foreign securities. As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The Funds also are authorized to use a proxy currency to hedge a foreign exchange risk. This is done by using a forward foreign exchange contract in a currency other than the currency of the asset subject to hedging. By engaging in cross-hedging transactions, a Fund assumes the risk of imperfect correlation between the subject currencies. This practice may present risks different from, or in addition to, the risks associated with investments in foreign currencies made to lock in the U.S. dollar price of a security.

DEPOSITORY RECEIPTS

     Each Fund except Pilgrim National Tax-Exempt Money Market may invest in depository receipts. American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

     The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

     Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The Funds may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

CONVERTIBLE SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS

     The Funds may acquire variable rate demand obligations. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

GUARANTEED INVESTMENT CONTRACTS

     The Funds may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Fund) of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

PRIVATE FUNDS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in private funds. The Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

OPTIONS ON SECURITIES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in options on securities. Each Fund may purchase put and call options. In addition, each Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

     During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

     If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

OVER-THE-COUNTER OPTIONS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in over-the-counter options. As indicated in the prospectus, each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

     The Staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

OPTIONS ON INDICES

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in options on indices. Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

     When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

     Each Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the fund would lose the premium paid therefore.

FOREIGN CURRENCY OPTIONS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in foreign currency options. Each Fund may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

DOLLAR ROLL TRANSACTIONS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in dollar roll transactions. In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds give up the right to receive principal and interest paid on the securities sold. However, the Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Sub-Advisers' ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Funds while remaining substantially fully invested increases the amount of a Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

SWAP AGREEMENTS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in swap agreements. To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

FOREIGN CURRENCY FUTURES TRANSACTIONS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in foreign currency transactions. As part of its financial futures transactions, each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN GOVERNMENT OBLIGATIONS AND SECURITIES OF SUPRANATIONAL ENTITIES

     Each Funds except Pilgrim National Tax-Exempt Money Market Fund may invest in foreign government obligations and securities of supranational entities. A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Sub-Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

INTEREST RATE FUTURES CONTRACTS

     Each Fund except Pilgrim National Tax-Exempt Money Market Fund may invest in interest rate futures contracts. The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of a Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Sub-Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Funds may be unable to control losses by closing its position where a liquid secondary market does not exist.

LOANS OF PORTFOLIO SECURITIES

     The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular Fund.

     The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

REPURCHASE AGREEMENTS

     The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's Sub-Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

BORROWING

     The Funds may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.

REVERSE REPURCHASE AGREEMENTS

     The Funds may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

ILLIQUID SECURITIES

     Each Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

     Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

     Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Sub-Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Sub-Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Sub-Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Sub-Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Sub-Adviser deems relevant.

     Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.

ADDITIONAL RISK CONSIDERATIONS

     The following pages discuss additional risk considerations associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. Unless indicated otherwise, the following descriptions apply to all Funds.

     GENERAL. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, Pilgrim National Tax-Exempt Money Market Fund is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer. Pilgrim National Tax-Exempt Money Market Fund will attempt to maintain a stable $1.00 net asset value per share.

     EQUITY SECURITIES. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

     Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     REAL ESTATE SECURITIES. While the Funds will not invest in real estate directly, the Pilgrim Global Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

     FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     FIXED INCOME SECURITIES. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

     Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverges from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high-grade debt obligations to cover the futures and options.

     TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

     NON-DIVERSIFIED INVESTMENT COMPANIES (Pilgrim Global Real Estate Fund and Pilgrim Internet Fund II). The Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

     CONCENTRATION (Pilgrim Global Real Estate and Pilgrim Internet Fund II). The Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

     PORTFOLIO TURNOVER.. Each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: Pilgrim Internet Fund II 250% and Pilgrim Global Real Estate Fund 100%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.

     Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                             INVESTMENT RESTRICTIONS

     The Funds have adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Fund's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.

     Each Fund, except as indicated, may not:

     (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;

     (4) Invest in companies for the purpose of exercising control or management;

     (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

     (7) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and (d) Pilgrim Internet Fund II and Pilgrim Global Real Estate Fund will concentrate their investments as described in the Prospectus.

     (9) Invest more than 15%, 10% in the case of the Pilgrim National Tax-Exempt Money Market Fund, of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

     In addition, Pilgrim National Tax-Exempt Money Market Fund is a diversified fund. As such, the Fund will not, with respect to 100% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer. Pilgrim National Tax-Exempt Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time.

     Pilgrim Global Real Estate Fund and Pilgrim Internet Fund II will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Stock Funds must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by each Fund's Sub-Adviser.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             PORTFOLIO TRANSACTIONS

     Investment decisions for the Funds and for the other investment advisory clients of each Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Boards of Trustees, each Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

     Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless an exemptive order allowing such transactions is obtained from the SEC.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Sub-Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub-Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager or the Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Company's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A Shares, a varying sales charge depending upon the amount of money invested, as set forth in the Prospectus. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

     Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Investment Adviser or Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE

     Class A Shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A Shares of a Fund (or shares of other funds managed by the Investment Adviser in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

     Class A Shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the Fund purchased.

     Additionally, Class A Shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Trust(or the other open-end Pilgrim Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

     Shareholders of Pilgrim General Money Market shares who acquired their Shares by using all or a portion of the proceeds from the redemption of Class A or Class M Shares of other open-end Pilgrim Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A or Class M Shares of a Fund at its current net asset value, without a sales charge.

     The officers, directors and bona fide full-time employees of the Trust and the officers, directors and full-time employees of the Investment Adviser, any Sub-Adviser, the Distributor, any service provider to a Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Adviser or any Sub-Adviser, may purchase Class A Shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Trust may, under certain circumstances, allow registered investment advisers to make investments on behalf of their clients at net asset value without any commission or concession.

     Class A may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Adviser.

     Class A Shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim Fund distributed by the Distributor or from Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A Shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the Pilgrim Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the Pilgrim Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); and (vi) any registered investment company for which ING Pilgrim Investments serves as adviser.

     The Funds may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION

     An investor may immediately qualify for a reduced sales charge on a purchase of Class A Shares of any of the Funds or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Pilgrim Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Adviser's funds acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

     An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at Pilgrim Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder

Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

     If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

     The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor (excluding Pilgrim General Money Market shares) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

     The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

     Shares of the Fund and other open-end Pilgrim Funds (excluding Pilgrim General Money Market shares) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof), including shares held by its employees under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M Shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

REDEMPTIONS

     Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

     Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Company has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

     Due to the relatively high cost of handling small investments, each Company reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

     Certain purchases of Class A Shares and most Class B and Class C Shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus. No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period,
(ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Adviser, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A Shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE

     If you sell Class B or Class C Shares of a Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B or Class C Shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

     A shareholder's Class B Shares will automatically convert to Class A Shares of the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B Shares occurs, together with a pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares. The conversion of Class B Shares into Class A Shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Adviser deems it advisable to obtain such advice, to the effect that
(1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B Shares so converted will no longer be subject to the higher expenses borne by Class B Shares. The conversion will be effected at the relative net asset values per share of the two Classes.

DEALER COMMISSIONS AND OTHER INCENTIVES

     In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A Shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

                                             DEALERS' REALLOWANCE AS A
                                            PERCENTAGE OF OFFERING PRICE
                                          --------------------------------
     AMOUNT OF TRANSACTION                EQUITY FUNDS        INCOME FUNDS
     ---------------------                ------------        ------------
       Less than $50,000                     5.00%                4.25%
       $50,000 - $99,999                     3.75%                4.00%
      $100,000 - $249,999                    2.75%                3.00%
      $250,000 - $499,000                    2.00%                2.25%
      $500,000 - $999,999                    1.75%                1.75%
      $1,000,000 and over                  See below            See below

     The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A Shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A Shares that are subject to a CDSC:

                                              DEALER COMMISSION AS A
      AMOUNT OF TRANSACTION                PERCENTAGE OF AMOUNT INVESTED
      ---------------------                -----------------------------
     $1,000,000 to $2,499,000                          1.00%
     $2,500,000 to $4,999,999                          0.50%
       $5,000,000 and over                             0.25%

     Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A Shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B Shares subject to a CDSC. For purchases of Class C Shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this Statement of Additional Information.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of each Fund's shares will be determined on any day that the New York Stock Exchange (the "NYSE") is open and, in the case of the Money Market Fund, the Federal Reserve Bank is also open ("Business day"). The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the Federal Reserve Bank is closed on Columbus Day and Veteran's Day.

     The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Funds. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

     Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Trustees of the Trust. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

     Each equity security held by the Funds is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust.

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

     As indicated under "Pricing of Shares" in the prospectus, the Pilgrim National Tax-Exempt Money Market Fund uses the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which a Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Pilgrim National Tax-Exempt Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs (such as "A-1" by S&P and "P-1" by Moody's); (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Sub-Adviser.

     In addition, the Pilgrim National Tax-Exempt Money Market Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that, the Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. The Pilgrim National Tax-Exempt Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any one time.

     Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Pilgrim National Tax-Exempt Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                           BROKER-DEALER COMPENSATION

     The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC.

                                                 DEALER COMMISSION AS A
       AMOUNT OF TRANSACTION                  PERCENTAGE OF AMOUNT INVESTED
       ---------------------                  -----------------------------
     $1,000,000 to $2,499,000                             1.00%
     $2,500,000 to $4,999,999                             0.50%
     $5,000,000 and over                                  0.25%

     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. the Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management -- Rule 12b-1 Distribution Plan" in this Statement of Additional Information.

     The Distributor may pay individual representatives of affiliated companies up to an additional 1.00% of the net asset value of Class A, Class B, Class C and/or Class Q shares of the Funds sold by such persons. The affiliated companies, as such term is defined under the 1940 Act, are IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, Vestax Securities Corp., Southland Life Insurance Company, Security Life of Denver Insurance Company, Equitable Life Insurance Company of Iowa, Compulife Investor Services, Inc., ING Barings Furman Selz LLC, ING Barings LLC, Washington Square Securities, Prime Vest Financial Services, Granite Investment Services, Split Rock Financial, Inc., BancWest Investment Services and Financial Northeastern Securities, Inc. Representatives of the affiliated companies also may receive up to .20% of the net asset value of Class A, Class B and Class C shares of the Funds sold by them.

     In connection with 401(k) Plans that invest $1 million or more in Class A shares of the Funds, ING Pilgrim Securities will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial rollover investment.

                       SHAREHOLDER SERVICES AND PRIVILEGES

     As discussed in the Prospectus, the Funds provide a Pre-Authorized Investment Program ("Program") for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

     For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

     For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Company. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

     Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the

Pilgrim Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Company. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

     Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

     As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

     (1) Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A and Class B Shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

     (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

     (3) Pilgrim Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Pilgrim Funds' Prospectus or herein.

     (4) Telephone redemption requests must meet the following conditions to be accepted by Pilgrim Funds:

          (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous thirty (30) days.

          (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

          (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a thirty (30) day period.

          (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

          (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

     (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund being acquired.

     (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

     (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Pilgrim at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Pilgrim Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Pilgrim Funds' then-current prospectus.

     (10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

         You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

         During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C Shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Pilgrim Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional Shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                                    TAXATION

     Each Fund intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

     As long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

     Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations.

     Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

     A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any unutilized capital loss remaining is lost as a deduction

     Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders' hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

     Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

     The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisors in this regard.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisors in this regard.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from foreign sources.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

     The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

     PILGRIM NATIONAL TAX-EXEMPT MONEY MARKET FUND. The Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Funds will inform shareholders annually as to the portion of the distributions from the Fund which constitute except-interest dividends. In addition, for corporate shareholders of the Funds, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

     To the extent that a Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of twelve separately managed portfolios, all of which are discussed in this SAI. Each portfolio other than ING Pilgrim Money Market Fund is comprised of four different classes of shares -- Class A shares, Class B shares, Class C shares, and Class Q shares.

     The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rat share of the net assets of that Fund.

     In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

VOTING RIGHTS

     Under the Trust Instrument, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Funds' shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

PERFORMANCE INFORMATION

     The Funds may, from time to time, include their yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                        n
                                  P(l+T)  = ERV

     (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     Current yields for Pilgrim National Tax-Exempt Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for each Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return +1) [(RAISED TO THE (365/7) POWER]] - 1.

     Quotations of yield for the Funds which are not money market funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                        a-b     6
                            YIELD = 2[( --- +1 ) -1]
                                        cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Quotations of the tax-equivalent yield for the Pilgrim National Tax-Exempt Money Market Fund will be calculated according to the following formula:

                            TAX EQUIVALENT YIELD = E
                                                  ---
                                                  1-p

          E = Tax-Exempt yield
          p = stated income tax rate

     Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     The Funds may also calculate performance using any other historical measure of performance (not subject to any prescribed method of computation) if the measurement reflects all elements of return. If used, such performance measurements will disclose the length of and the last day in the base period used in calculating the quotation, a description of the method by which the performance data is calculated, and the income tax rate used in the calculation, if applicable.

     In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 or, in the case of the Money Market Fund, IBC Financial Data, Inc. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from editorials or articles about the Funds or the Funds' managers.

     The Funds may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Funds' investment advisers and may contain information regarding the background, expertise, etc. of the Funds' investment advisers or portfolio managers. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.

     In addition, the Funds may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. Material may also contain fund holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.

     The average annual total returns, including sales charges, for each class of shares of each Fund for the one-year period ended December 31, 2000, if applicable, and for classes that have not been in operation for one year, the average annual total return from for the period from commencement of operations to December 31, 2000, is as follows:

                                                          SINCE        INCEPTION
                                            1 YEAR      INCEPTION         DATE
                                            ------      ---------         ----
Pilgrim Global Real Estate Fund
Class A                                       N/A          N/A             N/A
Class B                                       N/A          N/A             N/A
Class C                                       N/A          N/A             N/A
Class Q                                       N/A          N/A             N/A

Pilgrim Internet Fund II
Class A                                       N/A          N/A             N/A
Class B                                       N/A          N/A             N/A
Class C                                       N/A          N/A             N/A
Class Q                                       N/A          N/A             N/A

Pilgrim National Tax-Exempt Money Market
Fund
Class A                                       N/A          N/A             N/A
Class B                                       N/A          N/A             N/A
Class C                                       N/A          N/A             N/A
Class Q                                       N/A          N/A             N/A

PRINCIPAL HOLDERS OF FUND SHARES

     As of October 1, 2001, there were no outstanding shares of the Funds.

CODE OF ETHICS

     The Investment Adviser and the Sub-Advisers have each adopted a Code of Ethics which prohibits its affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. The Investment Adviser and the Sub-Advisers maintain careful monitoring of compliance with their Codes of Ethics.

TRANSFER AGENT AND FUND ACCOUNTANT

     DST Systems, Inc. ("DST") has been retained to act as the Funds' transfer agent and State Street Bank and Trust Company ("State Street") has been retained to act as the Funds' fund accounting agent. DST is located at 330 W. 9th Street, Kansas City, Missouri 64105, and State Street is located at 225 Franklin Street, Boston, MA 02110. For their services as transfer agent and fund accounting agent, DST and State Street, respectively, receive a fee from the Funds.

CUSTODIAN

     Brown Brothers Harriman & Co. ("Brown Brothers"), 40 Water Street, Boston, MA 02109 acts as custodian of the assets of the Pilgrim Global Real Estate Fund. State Street Bank and Trust Company ("State Street"), 801 Pennsylvania Street, Kansas City, MO 64105, acts as custodian of the assets of the Pilgrim Internet Fund II and Pilgrim National Tax-Exempt Money Market Fund. Pursuant to the Custodian Agreements, Brown Brothers and State Street are responsible for holding each Fund's cash and portfolio securities. Brown Brothers and State Street may enter into sub-custodian agreements with certain qualified banks.

INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP serves as the independent accountants of the Pilgrim Global Real Estate and Pilgrim National Tax Exempt Money Market Funds. KPMG LLP serves as the independent auditor of the Pilgrim Internet Fund II.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

     Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa--judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include:
Ba--judged to have speculative elements, their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree, often in default; C--lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

     Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA--highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC--predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Declaration of Trust - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.
    (2) Certificate of Amendment to Declaration of Trust --previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.
    (3) Certificate of Amendment of Declaration of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on June 15, 2001 and incorporated herein by reference.

(b) (1) Bylaws - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (b) above.

(d) (1) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC with respect to Pilgrim Global Real Estate Fund -- filed herein.
    (2) Form of Investment Management Agreement between Registrant and ING Mutual Funds Management Co. LLC ("IMFC") -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (3) Sub-Advisory Agreement between IMFC and Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (4) Form of Sub-Advisory Agreement between IMFC and Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (5) Form of Sub-Advisory Agreement between IMFC and Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (6) First Amendment to Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (7) Form of Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

    (8) Form of Sub-Advisory Agreement between IMFC and ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (9) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (10) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management on behalf of Delta Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (11) Form of Sub-Advisory Agreement between ING Pilgrim Investments LLC and Clarion CRA Securities L.P. with respect to Pilgrim Global Real Estate Fund -- filed herein.
    (12) Form of Sub-Advisory Agreement between IMFC and CRA Real Estate Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(e) (1) Form of Underwriting Agreement between Registrant and ING Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (2) Form of Financial Institution Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (3) Form of Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(f)       Not Applicable.

(g) (1)   Form of Custodian Agreement between Registrant and State Street
          Bank and Trust Company, with respect to Registrant's U.S. Funds -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (2) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co., with respect to the Registrant's Global and International Funds -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (3) Form of Amendment to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (4) Form of Appendix A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

    (5) Form of Appendix B to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (6) Form of Appendix C to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(h) (1) Form of Service Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (2) Fund Services Agreement between Registrant and ING Fund Services Co. LLC -- filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999 and incorporated herein by reference.
    (3) Form of Recordkeeping Agreement with State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (4) Form of Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.
    (5) Amended and Restated Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (6) Form of Administration Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (7) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, Clarion CRA Securities L.P. and Pilgrim Funds Trust with respect to Pilgrim Global Real Estate Fund -- filed herein.
    (8) Form of Expense Limitation Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

(i)       Not Applicable

(j) (1)   Consent of Independent Accountants - to be filed by amendment.
    (2)   Consent of Dechert - filed herein.

(k) (1) Annual Report containing the audited financial statements for the period ended October 31, 1999 -- previously filed in Registrant's Form N-30D filed on December 29, 1999 and incorporated herein by reference.
    (2) Semi-Annual Reports containing the unaudited financial statements for the period ended April 30, 2000 -- previously filed in Registrant's Form N-30D on July 7, 2000 and incorporated herein by reference.

(l) Purchase Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999 and incorporated herein by reference.

(m) (1) Rule 12b-1 Distribution Plan and Agreement with respect to Class A shares -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (2) Rule 12b-1 Distribution Plan and Agreement with respect to Class B, Class C, and Class X shares -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(n) (1)   Form of 18f-3 Plan -- filed herein.
    (2) Amended and Restated 18f-3 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(p) (1) Code of Ethics of Pilgrim Funds Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.
    (2) Code of Ethics of Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (3) Code of Ethics of Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (4) Code of Ethics of Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (5) Code of Ethics of Clarion CRA Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (6) Code of Ethics of ING Furman Selz Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (7) Code of Ethics of ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
    (8) Code of Ethics of ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

         None.

ITEM 25. INDEMNIFICATION.

     Article X of the Registrant's Declaration of Trust provides the following:

     Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

     Section 10.2 Indemnification.

          (a)  Subject to the exceptions and limitations contained in Section
               (b) below:

               (i) every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No indemnification shall be provided hereunder to a Covered
               Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                    (A)  by the court or other body approving the settlement;

                    (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                    (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

     Article IX of the Registrant's By-Laws provides the following:

     The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

     The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Reference is made to Article IX of Registrants By-Laws and paragraph 1.11 of the Distribution Agreement.

     The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     Section 12 of the Management Agreement between Registrant and Manager,
     Section 8 of the Sub-Advisory Agreements and Section 20 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc.; Pilgrim Investment Funds, Inc.; Pilgrim Financial Services Fund, Inc.; Pilgrim Prime Rate Trust; Pilgrim Equity Trust; Pilgrim SmallCap Opportunities Fund; Pilgrim Growth Opportunities Fund; Pilgrim Mayflower Trust; Pilgrim GNMA Income Fund, Inc.; Pilgrim Precious Metals Fund, Inc.; Pilgrim Growth and Income Fund, Inc.; Pilgrim International Fund, Inc.; Pilgrim Russia Fund, Inc.; Pilgrim Funds Trust; Pilgrim Senior Income Fund; and Lexington Money Market Trust.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of:

     (1) Pilgrim Funds Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records relating to the Trust)

     (2) ING Pilgrim Investments, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records relating to the Investment Manager)

     (3) ING Pilgrim Group, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the administrator)

     (4) ING Pilgrim Securities, Inc., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the principal underwriter)

     (5) Baring Asset Management, Inc., 125 High Street, Boston, MA 02110 (records relating to its functions as investment sub-adviser)

     (6) Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY (records relating to its functions as investment co-sub-adviser)

     (7) Baring International Investment (Asia) Limited, 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong (records relating to its functions as investment co-sub-adviser)

     (8) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as investment sub-adviser)

     (9) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as investment sub-adviser)

     (10) Furman Selz Capital Management, LLC, 230 Park Avenue, New York, NY 10169 (records relating to its functions as investment sub-adviser)

     (11) Delta Asset Management, 333 South Grand Avenue, Los Angeles, CA 90071 (records relating to its functions as investment sub-adviser)

     (12) CRA Real Estate Securities L.P., 259 Radnor-Chester Road, Radnor, PA 90071 (records relating to its functions as investment sub-adviser)

     (13) State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian for the U.S. funds)

     (14) Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 (records relating to its functions as custodian for global and international funds)

     (15) DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121-9368 (records relating to its functions as transfer agent)

     (16) State Street Bank Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as fund accounting agent)

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale, and State of Arizona on the 25th day of July, 2001.

                                        PILGRIM FUNDS TRUST


                                       By: /s/ James M. Hennessy
                                           -------------------------------------
                                           James M. Hennessy
                                           President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                       Title                           Date
       ---------                       -----                           ----

                                Trustee and Chairman               July 25, 2001
----------------------------
John G. Turner*

/s/ James M. Hennessy           President and Chief                July 25, 2001
----------------------------    Executive Officer
James M. Hennessy

                                Senior Vice President and          July 25, 2001
----------------------------    Principal Financial Officer
Michael J. Roland*

                                Trustee                            July 25, 2001
----------------------------
Paul S. Doherty*

                                Trustee                            July 25, 2001
----------------------------
Alan L. Gosule*

                                Trustee                            July 25, 2001
----------------------------
Walter H. May, Jr.*

                                Trustee                            July 25, 2001
----------------------------
Thomas J. McInerney*

                                Trustee                            July 25, 2001
----------------------------
Jock Patton*

                                Trustee                            July 25, 2001
----------------------------
David W.C. Putnam*

                                Trustee                            July 25, 2001
----------------------------
Blaine E. Rieke*

                                Trustee                            July 25, 2001
----------------------------
Richard A. Wedemeyer*


* By: /s/ James M. Hennessy
      -----------------------------
      James M. Hennessy
      Attorney-in-Fact**

----------
** Executed pursuant to a power of attorney filed as part of Post-Effective Amendment No. 9 to the Registrant's Registration Statement as filed on June 15, 2001 and incorporated herein by reference.

                                  EXHIBIT LIST

Exhibit Number                       Name of Exhibit
--------------                       ---------------

  (d)(1) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC with respect to Pilgrim Global Real Estate Fund

  (d)(11) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Clarion CRA Securities L.P. with respect to Pilgrim Global Real Estate Fund

  (h)(4) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, Clarion CRA Securities, L.P. and Pilgrim Funds Trust with respect to Pilgrim Global Real Estate Fund

  (j)(2)         Consent of Dechert

  (n)(1)         Form of 18f-3 Plan